Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 536,881	$ 447,126
Less: accumulated depreciation	(216,858)	(167,083)
Property, plant and equipment, net	320,023	280,043
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	399,619	338,056
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	76,459	84,282
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 60,803	$ 24,788